UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Keywise Capital Management Limited

Address:   Walker House
           87 Mary Street, George Town
           Grand Cayman KYI-9005
           Cayman Islands


Form 13F File Number: 028-13756


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fang Zheng
Title:  Director of Keywise Capital Management Limited
Phone:  +852 2815 7994

Signature,  Place,  and  Date  of  Signing:

/s/ Fang Zheng                     Beijing, China                     5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               6

Form 13F Information Table Value Total:  $      201,866
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14858             Keywise Capital Management (HK) Limited
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
AUTONAVI HLDGS LTD           SPONSORED ADR  05330F106   15,043 1,403,300 SH       OTHER      1           0 1,403,300    0
QIHOO 360 TECHNOLOGY CO LTD  ADS            74734M109   34,928 1,178,801 SH       OTHER      1           0 1,178,801    0
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR  874039100   49,637 2,887,578 SH       OTHER      1           0 2,887,578    0
VIPSHOP HLDGS LTD            SPONSORED ADR  92763W103   61,179 2,014,461 SH       OTHER      1           0 2,014,461    0
YAHOO INC                    COM            984332106   40,802 1,734,100 SH       OTHER      1           0 1,734,100    0
YUM BRANDS INC               COM            988498101      277     3,855 SH       OTHER      1           0     3,855    0


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